Integrity Mutual Funds, Inc.
                            1 North Main
                        Minot, North Dakota 58703

                             May 2, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

                   Re:    Montana Tax-Free Fund
               (File No. 33-63306) (CIK No. 0000906223)


Gentlemen:
In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on April 25, 2003.

                                  Very truly yours,

                                     MONTANA TAX-FREE FUND




                                     BY:  /S/ ROBERT E. WALSTAD
                                          ---------------------
                                                  PRESIDENT